Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings (loss) per share

	For the years ended
	December 31, 2023	December 31, 2022
Net earnings	$210.0	$37.1
Weighted average number of common shares outstanding (in thousands)	395,509	392,172
Basic earnings per share	$0.53	$0.09

Dilutive effect of potential common share equivalents (in thousands)	2,560	2,336

Diluted weighted average number of common shares outstanding (in thousands)	398,069	394,508
Diluted earnings per share	$0.53	$0.09

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2023	December 31, 2022
Stock options	4	30